FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
                     or fiscal year ending:             12/31/06

Is this a transition report?: (Y/N)                     N
                                                        -

Is this an amendment to a previous filing? (Y/N)        N
                                                        -

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing of this form.

1.       A. Registrant Name:   METROPOLITAN TOWER SEPARATE ACCOUNT TWO


         B. File Number:       811-4189

         C. Telephone Number:  (617) 578-2710
                               C/O METROPOLITAN LIFE INSURANCE COMPANY

2.       A. Street:            200 PARK AVENUE

         B. City:              NEW YORK

         C. State:             NY

         D. Zip Code:          10166            Zip Ext:

         E. Foreign Country:    N/A

3.       Is this the first filing on this form by Registrant? (Y/N)        N
                                                                           -

4.       Is this the last filing on this form by Registrant? (Y/N)         N
                                                                           -

5.       Is Registrant a small business investment company (SBIC)?(Y/N)    N
         [If answer is "Y" (Yes), complete only items 89 through 110.]     -

6.       Is Registrant a unit investment trust (UIT)?(Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]     -

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     ___
         [If answer is "N" (No), go to item 8.]

8.       How many separate series or portfolios did Registrant have
          at the end of the period?                                        ___

SCREEN NUMBER: 01              PAGE NUMBER: 01                     SEC2100(5/90)

For period ending:         12/31/06
File number 811 4189
If filing more than one Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111.
         A. [/] Depositor Name:

         B. [/] File Number (If any):

         C. [/] City:           State:                  Zip Code:
                                                        Zip Ext.:
111.

         A. [/] Depositor Name:

         B. [/] File Number (If any):

         C. [/] City:           State:                  Zip Code:
                                                        Zip Ext.:

112.

         A.  [/] Sponsor Name:

         B.  [/] File Number (If any):

         C.  [/] City:           State:                  Zip Code:
                                                         Zip Ext.:

112.

         A.  [/] Sponsor Name:

         B.  [/] File Number (If any):

         C.  [/] City:           State:                  Zip Code:
                                                         Zip Ext.:

SCREEN NUMBER: 55             PAGE NUMBER: 47                      SEC2100(5/90)

For period ending: 12/31/06
File number 811 4189
If filing more than one Page 48, "X" box: [ ]

113.

         A. [/] Trustee Name:

         B. [/] City:           State:                     Zip Code:
                                                           Zip Ext.:
         C. [/] Foreign Country:                Foreign Postal Code:

113.

         A. [/] Trustee Name:

         B. [/] City:           State:                     Zip Code:
                                                           Zip Ext.:
         C. [/] Foreign Country:                Foreign Postal Code:

114.

         A. [/] Principal Underwriter Name:____

         B. [/] File Number:    ______

         C. [/] City:          State:                      Zip Code: __
                                                           Zip Ext.: __
         D. [/] Foreign Country:                Foreign Postal Code:

114.

         A. [/] Principal Underwriter Name:____

         B. [/] File Number: 8-

         C. [/] City:__________ State:                     Zip Code:
                                                           Zip Ext.:

         D. [/] Foreign Country:               Foreign Postal Code:

115.

         A. [/] Independent Public Accountant Name:

         B. [/] City:          State:                      Zip Code:
                                                           Zip Ext.:
         C. [/] Foreign Country:______________ Foreign Postal Code:

115.

         A. [/] Independent Public Accountant Name:

         B. [/] City:          State:                      Zip Code:
                                                           Zip Ext.:
         C. [/] Foreign Country:______________  Foreign Postal Code:


SCREEN NUMBER: 56                 PAGE NUMBER: 48                  SEC2100(5/90)

For period ending 12/31/06
File number 811 4189
If filing more than one Page 49, "X" box: [ ]


116.   Family of investment companies information:

       A. [/] Is Registrant part of a family of investment companies? (Y/N)

       B. [/] Identify the family in 10 letters
          (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.
       A. [/] Is Registrant a separate account of an insurance company?(Y/N) Y
              If answer is "Y"(Yes), are any of the following types          -
              of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts?(Y/N)                 N
                                                               -
       C. [/] Scheduled premium variable life contracts?(Y/N)  N
                                                               -
       D. [/] Flexible premium variable life contracts?(Y/N)   Y
                                                               -
       E. [/] Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)           N
                                                               -

118:  [/] State the number of series existing at the end
          of the period that had securities registered under
          the Securities Act of 1933                            1
                                                                -

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
          effective during the period                           0
                                                                -

120.  [/] State the total value of the portfolio securities
          on the date of deposit for the new series included in
          item 119($000's omitted)                             $
                                                                ----

121.  [/] State the number of series for which a current
          prospectus was in existence at the end of the period  0
                                                                -

122.  [/] State the number of existing series for which
          additional units were registered under the
          Securities Act of 1933 during the current period      0
                                                                -

SCREEN NUMBER: 57              PAGE NUMBER: 49                   SEC2100(5/90)

For period ending 12/31/06
File number 811 4189
If filing more than one Page 50, "X" box: [ ]


123. [/] State the total value of the additional units
                  considered in answering item 122($000's omitted)      $
                                                                         ------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the
          subsequent series)($000's omitted)                            $
                                                                         ------

125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter
          during the current period solely from the sale of units
          of all series of Registrant ($000's omitted)                   $1,888

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          he portfolio of a subsequent series.) ($000's omitted)          $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                     Number of                                   Total Income
                                                       Series           Total Assets              Distributions
                                                     Investing         ($000's omitted)          (000's omitted)
                                                     ---------         ----------------          ---------------
A.       U.S. Treasury direct issue                                    $                         $
                                                     ----------         -----------------         -----------------

B.       U.S. Government agency                                        $                         $
                                                     ----------         ----------------          -----------------

C.       State and municipal tax-free                                  $                         $
                                                     ----------         ----------------          -----------------

D.       Public utility debt                                           $                         $
                                                     ----------         ----------------          -----------------

E.       Brokers or dealers debt or debt
         of brokers' or dealers' parent                                $                         $
                                                     ----------         ----------------          -----------------

F.       All other corporate intermediate
         & long-term debt                                              $                         $
                                                     ----------         -----------------         -----------------

G.       All other corporate short-term debt                           $                         $
                                                     ----------         -----------------         -----------------

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                              $                         $
                                                     ----------         ----------------          -----------------

I.       Investment company equity securities                          $                         $
                                                     ----------         ----------------          -----------------

J.       All other equity securities                        1          $ 126,982                 $ 2,742
                                                     ----------         ----------------          -----------------
K.       Other securities                                              $                         $
                                                     ----------         ----------------          -----------------

L.       Total assets of all series of registrant           1          $ 126,982                 $ 2,742
                                                     ----------         ----------------          -----------------

SCREEN NUMBER: 58               PAGE NUMBER: 50                   SEC2100(5/90)

For period ending 12/31/06
File number 811 4189
If filing more than one Page 50, "X" box: [ ]

128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
            entity other than the issuer? (Y/N)                                        N
            [If answer is "N"(No), go to item 131.]                                    -

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
            period?(Y/N)                                                               __

            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
            insurance or guarantees?(Y/N)                                              ___

131.  [/]   Total expenses incurred by all series of Registrant during the current
            reporting period ($000's omitted)                                          $ 916

132.  [/]   List the "811"(Investment Company Act of 1940)
            registration number for all Series of Registrant that are
            being included in this filing:

         811-4189                   811-                      811-                      811-                       811-
             --------------             ---------------           --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ---------------           --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ----------------          --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ---------------           --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ----------------          --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ---------------           --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ----------------          --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ---------------           --------------            --------------             -------------

         811-                       811-                      811-                      811-                       811-
             --------------             ----------------          --------------            --------------             -------------

SCREEN NUMBER: 59                   PAGE NUMBER: 51                SEC2100(5/90)

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: New York State of: New York        Date: February 23, 2007
Name of Registrant, Depositor, or Trustee:  Metropolitan Tower Separate Account
                                            Two

/s/ Marian J. Zeldin                        /s/ James W. Koeger
------------------------------------        ----------------------------------
By (Name and Title):                        Witness (Name and Title):
Marian J. Zeldin                            James W. Koeger
Vice-President and Actuary                  Vice-President
Metropolitan Tower Life                     Metropolitan Tower Life
Insurance Company                           Insurance Company


                             PAGE NUMBER: 52                     SEC2100(5/90)